Label	Element	Value
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.10%
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $56.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $51.11 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $61.33 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.90%)